General Information	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
General Information [Abstract]
General information

Note 1. General information

The condensed consolidated financial statements covers Gelteq Limited (“Gelteq” or the “Company”) and its controlled entities (referred to herein as the “Consolidated Entity”). Gelteq Limited is a Company limited by shares, incorporated and domiciled in Australia.

The condensed consolidated financial statements are presented in Australian dollars, which is Gelteq Limited’s functional and presentation currency.

The principal activities of the consolidated entity during the periods ended 31 December 2024 and 31 December 2023 (financial period(s)) were the development and testing of a gel-based delivery system for humans.

The names of the directors in office at any time during or since the end of the financial period are:

Simon Szewach (Executive Chairman)*
Nathan Jacob. Givoni (Executive Director)
Jeff Olyniec (Non-Executive Director)
Philip Dalidakis (Non-Executive Director)
Prof David Morton (Non-Executive Director) (Resigned on 30 April 2025)

*        Mr. Simon resigned as an executive Chairman on 31 March 2025 and remains as a non-executive Chairman as at the date of this report.

The directors have been in office since the start of the financial period to the date of this report unless otherwise stated.

The condensed consolidated financial statements were authorised for issue, in accordance with a resolution of directors, on 30 June, 2025.

Note 1. General information

The consolidated financial statements covers Gelteq Limited (“Gelteq” or the “Company”) and its controlled entities (referred to herein as the “Consolidated Entity”). Gelteq is a Company limited by shares, incorporated and domiciled in Australia.

The principal activities of the Consolidated Entity during the financial years ended 30 June 2024 and 2023 were the development and testing of a gel based delivery system for humans and animals.

The names of the directors in office at any time during or since the end of the year ended 30 June 2024 are:

Simon Szewach (Executive Chairman)

Nathan Jacob Givoni (Executive Director)

Jeff Olyniec (Non-Executive Director)

Philip Dalidakis (Non-Executive Director)

Prof David Morton (Non-Executive Director)

The names of the directors in office at any time during or since the end of the year ended 30 June 2023 are:

Simon Szewach (Executive Chairman)

Nathan Jacob Givoni (Executive Director)

Jeff Olyniec (Non-Executive Director)

Philip Dalidakis (Non-Executive Director)

Prof David Morton (Non-Executive Director) — Appointed 28 February, 2023

Paul Wynne (Non-Executive Director) — Resigned on 28 February, 2023

The directors have been in office since the start of the financial period to the date of this report unless otherwise stated.

The consolidated financial statements for the year ended 30 June 2024 were authorised for issue, in accordance with a resolution of directors, on 15 November 2024. The directors have the power to amend and reissue the consolidated financial statements.

The consolidated financial statements for the year ended 30 June 2023 were authorised for issue, in accordance with a resolution of directors, on 4 December 2023. The directors have the power to amend and reissue the consolidated financial statements.